LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
2023	$ 6,032
2024	6,323
2025	5,815
2026	5,399
2027	5,370
2028 and thereafter	36,131
Total lease payments	65,070
Less imputed interest	(15,405)
Total	$ 49,665